December 8, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


Re:   Chase Mortgage Finance Corporation,
      Registration Statement on Form S-3


Ladies and Gentlemen:


On behalf of Chase Mortgage Finance Corporation ("CMFC"), we hereby submit for filing under the Securities Act of 1933, as amended, via EDGAR, CMFC's Registration Statement on Form S-3.

If there are any questions with respect to the enclosed materials, please do not hesitate to call me at (215) 994-2777.




Sincerely,



Steven J. Molitor



Enclosure